Trade Accounts Receivable, Net - Receivable from Coca-Cola (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Coca-Cola Company [member]
Disclosure Of Accounts Receivable [line items]
Contributions from related parties	$ 1,482	$ 2,274	$ 3,542